Schedule of Investments

February 28, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [92.6%]
AIMCO CLO 17, Ser 2022-17A, Cl F
13.349%, TSFR3M + 8.710%, 07/20/35(A)(B)	$400	$340
AIMCO CLO 17 Equity, Ser 2022-17A
0.000%, 07/20/35* (C)	10,250	8,329
AIMCO CLO Equity, Ser 2021-15A
0.000%, 10/17/34* (A)(B) (C)	9,750	6,835
ALM 2020, Ser 2020-1A, Cl D
10.792%, ICE LIBOR USD 3 Month + 6.000%, 10/15/29(A)(B)	3,268	2,925
ALM 2020 CLO Equity, Ser 2020-1A
0.000%, 10/15/29* (A)(B) (C)	5,025	1,938
Apidos CLO XL Equity, Ser 2022-4A
0.000%, 07/15/35* (C)	2,250	1,536
Apidos CLO XXIV, Ser 2016-24A, Cl DR
10.608%, ICE LIBOR USD 3 Month + 5.800%, 10/20/30(A)(B)	1,000	858
Apidos CLO XXVIII, Ser 2017-28A, Cl D
10.308%, ICE LIBOR USD 3 Month + 5.500%, 01/20/31(A)(B)	500	439
Apidos CLO XXVIII Equity, Ser 2017-28A
0.000%, 01/20/31* (A)(B) (C)	2,000	660
Apidos CLO XXX, Ser 2018-XXXA, Cl D
10.395%, ICE LIBOR USD 3 Month + 5.600%, 10/18/31(A)(B)	1,000	882
Apidos CLO XXXII Equity, Ser 2019-32A
0.000%, 01/20/33* (A)(B) (C)	4,400	2,986
Apidos CLO XXXV Equity, Ser 2021-35A
0.000%, 04/20/34* (A)(B) (C)	500	327
ARES XLVII CLO, Ser 2018-47A, Cl E
10.292%, ICE LIBOR USD 3 Month + 5.500%, 04/15/30(A)(B)	2,000	1,653
Barings CLO, Ser 2017-2A, Cl ER
11.258%, ICE LIBOR USD 3 Month + 6.450%, 10/20/30(A)(B)	500	413

Description	Face Amount (000)	Value (000)
Barings CLO Equity, Ser 2018-2
0.000%, 04/15/30* (C)	$1,000	$370
Battalion CLO XVI Equity, Ser 2019-16A
0.000%, 12/19/32* (A)(B) (C)	2,500	1,599
BlueMountain CLO, Ser 2018-3A, Cl E
10.768%, ICE LIBOR USD 3 Month + 5.950%, 10/25/30(A)(B)	750	609
BlueMountain CLO Equity, Ser 2012-2A
0.000%, 11/20/28* (A)(B) (C)	2,750	17
BlueMountain CLO Equity, Ser 2016-1A
0.000%, 04/20/27* (A)(B) (C)	4,925	148
BlueMountain CLO XXII Equity, Ser 2018-22A
0.000%, 07/15/31* (A)(B) (C)	3,500	1,400
BlueMountain CLO XXIII Equity, Ser 2018-23A
0.000%, 10/20/31* (A)(B) (C)	6,500	2,888
BlueMountain Fuji US CLO II Equity, Ser 2017-2A
0.000%, 10/20/30* (A)(B) (C)	1,500	435
BlueMountain Fuji US CLO III Equity, Ser 2017-3A
0.000%, 01/15/30* (A)(B) (C)	2,475	943
Burnham Park CLO Equity, Ser 2016-1A
0.000%, 10/20/29* (A)(B) (C)	16,576	4,310
Canyon CLO, Ser 2018-1A, Cl E
10.542%, ICE LIBOR USD 3 Month + 5.750%, 07/15/31(A)(B)	500	391
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
10.292%, ICE LIBOR USD 3 Month + 5.500%, 10/15/30(A)(B)	400	328
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
10.192%, ICE LIBOR USD 3 Month + 5.400%, 04/17/31(A)(B)	3,400	2,703

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

February 28, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A,
0.000%, 04/17/31* (A)(B) (C)	$500	$135
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A
0.000%, 07/20/31* (A)(B) (C)	613	67
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A
0.000%, 07/20/34*(B) (C)	7,250	5,315
Carlyle US CLO, Ser 2017-1A, Cl D
10.808%, ICE LIBOR USD 3 Month + 6.000%, 04/20/31(A)(B)	3,300	2,638
Carlyle US CLO Equity, Ser 2015-2A
0.000%, 04/27/27* (A)(B) (C)	500	—
Carlyle US CLO Equity, Ser 2017-2A
0.000%, 07/20/31* (A)(B) (C)	3,750	900
Carlyle US CLO Equity, Ser 2018-1A
0.000%, 04/20/31* (A)(B) (C)	600	204
Crown Point CLO IV, Ser 2018-4A, Cl E
10.308%, ICE LIBOR USD 3 Month + 5.500%, 04/20/31(A)(B)	1,000	770
Dryden 33 Senior Loan Fund Equity, Ser 2014-33A, Cl R
0.000%, 04/15/29* (A)(B) (C)	7,100	7
Dryden 40 Senior Loan Fund, Ser 2018-40A, Cl FR
12.724%, ICE LIBOR USD 3 Month + 7.860%, 08/15/31(A)(B)	500	384
Dryden 64 CLO, Ser 2018-64A, Cl E
10.395%, ICE LIBOR USD 3 Month + 5.600%, 04/18/31(A)(B)	2,250	1,894
Dryden 75 CLO Equity, Ser 2019-75A
0.000%, 04/14/34* (A)(B) (C)	500	360
Dryden 93 CLO Equity, Ser 2021-93A
0.000%, 01/15/34* (A)(B) (C)	13,250	8,382

Description	Face Amount (000)	Value (000)
Dryden 95 CLO Equity, Ser 2021-95A
0.000%, 08/20/34* (A)(B) (C)	$2,000	$1,495
Elmwood IX CLO Equity, Ser 2021-2A
0.000%, 07/20/34* (A)(B) (C)	9,650	7,105
Elmwood Warehouse BOA 1 Equity, Ser 04/11/2022
0.000%, 03/25/24* (C)	1,100	1,287
Elmwood Warehouse BOA 1 Equity, Ser 05/18/2022
0.000%, 03/25/24* (C)	132	152
Elmwood Warehouse BOA 1 Equity, Ser 05/25/2022
0.000%, 03/25/24* (C)	968	1,110
Elmwood Warehouse BOA 3 Equity, Ser 06/22/2022
0.000%, 03/25/24* (C)	132	149
Elmwood Warehouse BOA 3 Equity, Ser 06/28/2022
0.000%, 03/25/24* (C)	132	149
Elmwood Warehouse BOA 3 Equity, Ser 06/30/2022
0.000%, 03/25/24* (C)	132	149
Elmwood Warehouse BOA 3 Equity, Ser 07/11/2022
0.000%, 03/25/24* (C)	440	498
Elmwood Warehouse BOA 3 Equity, Ser 07/18/2022
0.000%, 03/25/24* (C)	440	499
Elmwood Warehouse BOA 3 Equity, Ser 08/23/2022
0.000%, 03/25/24* (C)	220	243
Elmwood Warehouse BOA 3 Equity, Ser 09/27/2022
0.000%, 03/25/24* (C)	176	192
Elmwood Warehouse BOA 3 Equity, Ser 10/25/2022
0.000%, 03/25/24* (C)	176	189
Elmwood Warehouse BOA 3 Equity, Ser 11/16/2022
0.000%, 03/25/24* (C)	44	46
Flatiron CLO 18 Equity, Ser 2018-1A
0.000%, 04/17/31* (A)(B) (C)	750	382
Flatiron RR CLO 22 Equity, Ser 2021-2A
0.000%, 10/15/34* (A)(B) (C)	8,750	6,296
Flatiron Warehouse CLO 23 Equity, Ser 02/24/2022
0.000%, 11/23/23* (C)	2,579	2,906
Flatiron Warehouse CLO 23 Equity, Ser 07/13/2022
0.000%, 11/23/23* (C)	2,450	2,671
Flatiron Warehouse CLO 23 Equity, Ser 12/13/2021
0.000%, 11/23/23* (C)	2,450	2,788

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

February 28, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Galaxy XXIV CLO, Ser 2017-24A, Cl E
10.292%, ICE LIBOR USD 3 Month + 5.500%, 01/15/31(A)(B)	$750	$665
Greenwood Park CLO Equity, Ser 2018-1A
0.000%, 04/15/31* (A)(B) (C)	12,075	4,347
Grippen Park CLO Equity, Ser 2017-1A
0.000%, 01/20/30* (A)(B) (C)	500	120
Highbridge Loan Management, Ser 2014-3A, Cl DR
11.295%, ICE LIBOR USD 3 Month + 6.500%, 07/18/29(A)(B)	700	586
Highbridge Loan Management, Ser 2014-4A, Cl CR
7.352%, ICE LIBOR USD 3 Month + 2.550%, 01/28/30(A)(B)	1,000	886
Highbridge Loan Management, Ser 2014-4A, Cl DR
10.352%, ICE LIBOR USD 3 Month + 5.550%, 01/28/30(A)(B)	788	665
Jamestown CLO II Equity, Ser 2013-2A
0.000%, 04/22/30* (A)(B) (C)	750	135
KKR Financial CLO, Ser 2013-1A, Cl DR
10.872%, ICE LIBOR USD 3 Month + 6.080%, 04/15/29(A)(B)	1,250	1,093
Magnetite VII, Ser 2012-7A, Cl ER2
11.292%, ICE LIBOR USD 3 Month + 6.500%, 01/15/28(A)(B)	2,000	1,717
Magnetite XVI Equity, Ser 2015-16A
0.000%, 01/18/28* (A)(B) (C)	750	214
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A
0.000%, 10/23/34* (A)(B) (C)	12,000	8,428
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A
0.000%, 04/15/35* (A)(B) (C)	8,750	7,175
Neuberger Berman CLO Equity, Ser 2021-42A
0.000%, 07/16/35* (C)	2,000	1,602

Description	Face Amount (000)	Value (000)
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A,
0.000%, 10/18/30* (A)(B) (C)	$800	$384
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl E
9.992%, ICE LIBOR USD 3 Month + 5.200%, 01/15/30(A)(B)	1,317	1,159
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A,
0.000%, 01/15/30* (A)(B) (C)	500	245
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A
0.000%, 04/16/33* (A)(B) (C)	500	319
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A
0.000%, 01/20/36* (A)(B) (C)	9,250	6,674
Octagon 55 CLO Equity, Ser 2021-1A
0.000%, 07/20/34* (A)(B) (C)	1,250	846
Octagon Investment Partners 26, Ser 2016-1A, Cl ER
10.192%, ICE LIBOR USD 3 Month + 5.400%, 07/15/30(A)(B)	2,375	1,886
Octagon Investment Partners 30 Equity, Ser 2017-1A
0.000%, 03/17/30* (A)(B) (C)	3,000	1,009
Octagon Investment Partners 31, Ser 2017-1A, Cl F
13.008%, ICE LIBOR USD 3 Month + 8.200%, 07/20/30(A)(B)	700	555
Octagon Investment Partners 47 Equity, Ser 2020-1A
0.000%, 07/20/34* (A)(B) (C)	2,000	1,289
Octagon Investment Partners CLO Equity, Ser 2018-1A
0.000%, 01/20/31* (A)(B) (C)	2,250	765
Octagon Investment Partners XVII, Ser 2013-1A, Cl ER2
9.968%, ICE LIBOR USD 3 Month + 5.150%, 01/25/31(A)(B)	1,581	1,257

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments

February 28, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Octagon Investment Partners XXII, Ser 2014-1A, Cl ERR
10.265%, ICE LIBOR USD 3 Month + 5.450%, 01/22/30(A)(B)	$5,000	$4,152
Palmer Square CLO, Ser 2018-2A, Cl D
10.430%, ICE LIBOR USD 3 Month + 5.600%, 07/16/31(A)(B)	2,000	1,824
Race Point VIII CLO, Ser 2013-8A, Cl ER
11.765%, ICE LIBOR USD 3 Month + 6.850%, 02/20/30(A)(B)	5,000	3,753
Regatta XI Funding, Ser 2018-1A, Cl E
10.292%, ICE LIBOR USD 3 Month + 5.500%, 07/17/31(A)(B)	600	521
Regatta XI Funding Equity, Ser 2018-1A
0.000%, 07/17/31* (A)(B) (C)	500	197
Rockford Tower CLO Equity, Ser 2018-1A
0.000%, 05/20/31* (A)(B) (C)	2,500	1,025
Rockford Tower CLO Equity, Ser 2021-1A
0.000%, 07/20/34* (A)(B) (C)	4,100	3,239
Rockford Tower CLO Equity, Ser 2021-2A
0.000%, 07/20/34* (A)(B) (C)	4,750	3,566
RR 3, Ser 2018-3A, Cl DR2
10.192%, ICE LIBOR USD 3 Month + 5.400%, 01/15/30(A)(B)	1,046	878
RR 3 Equity, Ser 2018-3A
0.000%, 01/15/30* (C)	3,750	921
RR 4, Ser 2018-4A, Cl D
10.642%, ICE LIBOR USD 3 Month + 5.850%, 04/15/30(A)(B)	2,000	1,708
Shackleton CLO, Ser 2013-3A, Cl ER
10.672%, ICE LIBOR USD 3 Month + 5.880%, 07/15/30(A)(B)	3,000	2,278
Shackleton CLO, Ser 2017-11A, Cl E
11.164%, ICE LIBOR USD 3 Month + 6.300%, 08/15/30(A)(B)	1,500	1,101
Shackleton CLO Equity, Ser 2019-14A
0.000%, 07/20/34* (A)(B) (C)	500	397

Description	Face Amount (000)	Value (000)
Sound Point CLO III-R, Ser 2013-2RA, Cl E
10.792%, ICE LIBOR USD 3 Month + 6.000%, 04/15/29(A)(B)	$2,050	$1,563
Sound Point CLO IV-R Equity, Ser 2013-3RA
0.000%, 04/18/31* (A)(B) (C)	3,750	187
Sound Point CLO VIII-R, Ser 2021-1RA, Cl R2D2
9.942%, ICE LIBOR USD 3 Month + 5.150%, 04/15/30(A)(B)	3,250	2,948
Sound Point CLO XIX, Ser 2018-1A, Cl E
10.442%, ICE LIBOR USD 3 Month + 5.650%, 04/15/31(A)(B)	2,550	1,873
Sound Point CLO XIX Equity, Ser 2018-1A
0.000%, 04/15/31* (A)(B) (C)	4,500	877
Sound Point CLO XVI, Ser 2017-2A, Cl E
10.918%, ICE LIBOR USD 3 Month + 6.100%, 07/25/30(A)(B)	700	511
Sound Point CLO XVII, Ser 2017-3A, Cl D
11.308%, ICE LIBOR USD 3 Month + 6.500%, 10/20/30(A)(B)	500	378
Sound Point CLO XVII Equity, Ser 2017-3A
0.000%, 10/20/30* (A)(B) (C)	3,250	585
Sound Point CLO XVIII, Ser 2017-4A, Cl D
10.308%, ICE LIBOR USD 3 Month + 5.500%, 01/21/31(A)(B)	3,000	2,120
Sound Point CLO XX, Ser 2018-2A, Cl D
7.822%, ICE LIBOR USD 3 Month + 3.000%, 07/26/31(A)(B)	1,925	1,576
Sound Point CLO XX, Ser 2018-2A, Cl E
10.822%, ICE LIBOR USD 3 Month + 6.000%, 07/26/31(A)(B)	3,000	2,042
Sound Point CLO XXI Equity, Ser 2018-3A
0.000%, 10/26/31* (A)(B) (C)	1,000	180
Southwick Park CLO Equity, Ser 2019-4A
0.000%, 07/20/32* (A)(B) (C)	2,000	1,370

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4

Schedule of Investments

February 28, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Steele Creek CLO, Ser 2016-1A, Cl ER
10.519%, ICE LIBOR USD 3 Month + 5.750%, 06/15/31(A)(B)	$1,500	$1,098
Steele Creek CLO, Ser 2017-1A, Cl E
10.992%, ICE LIBOR USD 3 Month + 6.200%, 10/15/30(A)(B)	1,900	1,444
Steele Creek CLO, Ser 2018-1A, Cl E
10.542%, ICE LIBOR USD 3 Month + 5.750%, 04/15/31(A)(B)	4,000	3,086
Steele Creek CLO Equity, Ser 2014-1RA
0.000%, 04/21/31* (A)(B) (C)	21,168	2,913
Steele Creek CLO Equity, Ser 2017-1A
0.000%, 10/15/30* (A)(B) (C)	2,500	600
Steele Creek CLO Equity, Ser 2018-2A
0.000%, 08/18/31* (A)(B) (C)	2,500	747
Symphony CLO XXV Equity, Ser 2021-25A
0.000%, 04/19/34* (A)(B) (C)	500	316
Symphony CLO XXVI Equity, Ser 2021-26A
0.000%, 04/20/33* (A)(B) (C)	6,500	2,489
Tallman Park CLO Equity, Ser 2021-1A
0.000%, 04/20/34* (A)(B) (C)	12,765	8,508
TCW CLO Equity, Ser 2021-1A
0.000%, 03/18/34* (A)(B) (C)	1,500	959
THL Credit Wind River CLO, Ser 2018-1A, Cl E
10.292%, ICE LIBOR USD 3 Month + 5.500%, 07/15/30(A)(B)	2,500	2,062
Trestles CLO II, Ser 2018-2A, Cl D
10.568%, ICE LIBOR USD 3 Month + 5.750%, 07/25/31(A)(B)	1,750	1,484
Upland CLO Equity, Ser 2021-46A
0.000%, 04/20/31* (C)	2,500	1,439
Voya CLO, Ser 2018-2A, Cl E
10.042%, ICE LIBOR USD 3 Month + 5.250%, 07/15/31(A)(B)	875	707

Description	Face Amount (000)/Shares	Value (000)
Wehle Park CLO Equity, Ser 2014-1RA
0.000%, 04/21/35* (C)	$17,250	$13,483
Wellfleet CLO, Ser 2017-1A, Cl D
10.858%, ICE LIBOR USD 3 Month + 6.050%, 04/20/29(A)(B)	1,050	816
Wellfleet CLO, Ser 2018-2A, Cl D
10.878%, ICE LIBOR USD 3 Month + 6.070%, 10/20/31(A)(B)	750	573
Wellfleet CLO, Ser 2019-1A, Cl ER3
11.858%, ICE LIBOR USD 3 Month + 7.050%, 07/20/29(A)(B)	1,000	783
Wellfleet CLO Equity, Ser 2020-2A
0.000%, 07/15/34* (C)	5,000	3,065
York CLO 2 Equity, Ser 2015-1A
0.000%, 01/22/31* (A)(B) (C)	750	276
Total Asset-Backed Securities
(Cost $290,105)		228,263
Short-Term Investment [6.7%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.340%**	16,595,072	16,595
Total Short-Term Investment
(Cost $16,595)		16,595
Total Investments [99.3%]
(Cost $306,700)		$244,858

Percentages are based on net assets of $246,644 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $184,490 (000), representing 74.8% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 5

Schedule of Investments

February 28, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

BOA — Bank of America

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

USD — United States Dollar

CNR-QH-004-0900

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 6